Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Internet data center (IDC) service
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more

As of September 30, 2019
RMB
Remainder of 2019	339,529
2020	910,004
2021	596,499
2022	510,313
2023	449,274
2024 and thereafter	446,997

Total	3,252,616